Cover Page	12 Months Ended
Nov. 30, 2020 shares
Cover [Abstract]
Document Type	40-F
Amendment Flag	false
Document Period End Date	Nov. 30, 2020
Document Fiscal Year Focus	2020
Document Fiscal Period Focus	FY
Entity Registrant Name	Theratechnologies Inc.
Entity Central Index Key	0001512717
Entity Current Reporting Status	Yes
Entity Emerging Growth Company	true
Current Fiscal Year End Date	--11-30
Document Annual Report	true
Entity Common Stock, Shares Outstanding	77,013,411
Title of 12(b) Security	Common Stock
Entity Interactive Data Current	Yes
Entity Address, Country	CA
Entity Ex Transition Period	false
Trading Symbol	THTX
Security Exchange Name	NASDAQ
ICFR Auditor Attestation Flag	false